Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 30, 2026	Dec. 31, 2025	Dec. 30, 2025	Mar. 30, 2025	Dec. 31, 2024	Dec. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts Receivable Gross			$ 7,535,000			$ 9,296,000
Allowance for Credit Losses	$ (629,000)	$ (464,000)	(464,000)	$ (396,000)	$ (396,000)	(396,000)	$ (344,000)
Accounts Receivable Net			$ 7,071,000			$ 8,900,000